Long-term Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 6,513	$ 8,383	$ 8,903
Shareholders’ Equity	19,201	17,468	19,981	$ 11,590
Debt and Shareholders' Equity, Net	$ 25,714	$ 25,851	$ 28,884
Net Debt to Capitalization	25.00%	32.00%	31.00%